Income Taxes (Summary of Activity Related to Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Income Tax Expense (Benefit) [Abstract]
Beginning balance	$ 52.9	$ 68.4	$ 49.1
Increase related to prior year tax positions	8.8	4.4	35.0
Decrease related to prior year tax positions	0	(32.3)	(21.4)
Increases related to current year tax positions	20.0	26.0	14.1
Decreases related to current year tax positions	(1.1)	(0.8)	(8.1)
Decreases related to settlements with taxing authorities	(0.5)	(5.0)	0
Decreases related to lapsing of statute of limitations	(4.8)	(7.8)	(0.3)
Ending balance	$ 75.3	$ 52.9	$ 68.4